Acquisitions (Table) (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified		3 Months Ended		9 Months Ended
	Dec. 23, 2011 [CopAcquisitionMember]	Sep. 30, 2012 [AlbaFieldMember]	Sep. 30, 2011 [AlbaFieldMember]	Sep. 30, 2012 [AlbaFieldMember]	Sep. 30, 2011 [AlbaFieldMember]	May 31, 2012 [AlbaFieldMember]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 330,000	$ 255,400		$ 255,400
Purchase Price Adjustment For Estimated After Tax Cash Outflows From Acquired Asset And Interest Costs From Economic Date Of January 1 2011 To Closing		(35,823)		(35,823)
Business Acquisition, Cost of Acquired Entity, Cash Paid		219,577		219,577		219,600
Business Acquisition, Purchase Price Allocation [Abstract]
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment		189,442		189,442
Business Acquisition, Purchase Price Allocation, Goodwill Amount		47,087		47,087
Business Acquisition, Purchase Price Allocation, Current Assets		24,336		24,336
Business Acquisition, Purchase Price Allocation, Current Liabilities		(12,715)		(12,715)
Business Acquisition Purchase Price Allocation Deferred Tax Liabilities Noncurrent		(11,831)		(11,831)
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities		(16,742)		(16,742)
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue		83,275	75,039	193,960	240,447
Business Acquisition, Pro Forma Net Income (Loss)		$ (34,158)	$ (65,096)	$ (88,337)	$ (91,578)
Business Acquisition Proforma Earnings Per Share Basic And Diluted		$ (0.73)	$ (1.67)	$ (2.15)	$ (2.63)